united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017
Shares				Value
	COMMON STOCK - 1.4%
	BANKS - 0.0%
26,000	National Bank of Greece SA *			$ 10,790

	MACHINERY-DIVERSIFIED - 0.5%
2,465	FANUC Corp.			503,396

	MEDIA - 0.9%
15,116	DISH Network Corp. *			967,877

	TOTAL COMMON STOCK (Cost $1,700,644)			1,482,063
		Option
Contracts		Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.4%
	CALL OPTIONS PURCHASED - 0.3%
2,028	Chicago Board Options Exchange S&P 500 Volatility Index **	10/18/2017	$15.00	273,780
	TOTAL CALL OPTIONS PURCHASED (Cost - $298,541)

	PUT OPTIONS PURCHASED - 0.1%
77	S&P500 EMINI Future, Maturing September 2017 *** #	9/18/2017	$2,400.00	51,205
	TOTAL PUT OPTIONS PURCHASED (Cost - $122,147)

	TOTAL OPTIONS PURCHASED (Cost - $420,688)			324,985
Shares
	SHORT-TERM INVESTMENTS -19.9%
	MONEY MARKET FUNDS - 19.9%
3,721,442	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.87% ^ + #			3,721,442
294,594	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.88% ^ + #			294,594
5,388,523	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.91% ^ + #			5,388,523
5,472,869	Invesco STIT- Government & Agency Portfolio - Insitutional Class, 0.93% ^ + #			5,472,869
5,160,324	Invesco STIT - Treasury Portfolio - Institutional, 0.91% ^ + #			5,160,324
	TOTAL SHORT-TERM INVESTMENTS (Cost - $20,037,752)			20,037,752

	TOTAL INVESTMENTS - 21.7% (Cost - $22,159,084) (a)			$ 21,844,800
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds $92,762)			(58,749)
	PUT OPTIONS WRITTEN - (0.0) % (Proceeds $124,354)			(45,950)
	SECURITIES SOLD SHORT - (2.0) % (Proceeds - $2,028,345)			(2,053,770)
	OTHER ASSETS LESS LIABILITIES - 80.4%			80,851,395
	NET ASSETS - 100.0%			$ 100,537,726

Contracts		Option
	OPTIONS WRITTEN - (0.1) %	Expiration Date	Exercise Price
	CALL OPTIONS WRITTEN - (0.1) %
41	Euro-Bund Future, Maturing September 2017 **** #	8/25/2017	$162.00	31,421
53	U.S Bond Future, Maturing September 2017 **** #	8/25/2017	$155.00	27,328
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $92,762)			58,749

	PUT OPTIONS WRITTEN - (0.0) %
128	S&P500 EMINI Future, Maturing September 2017 *** #	9/15/2017	$2,300.00	37,760
26	S&P500 EMINI Future, Maturing September 2017 *** #	9/15/2017	$2,310.00	8,190
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $124,354)			45,950

	TOTAL OPTIONS WRITTEN (Proceeds - $217,116)			104,699
Shares
	SECURITIES SOLD SHORT - (2.0) %
	FOOD - (0.4) %
4,766	Kraft Heinz Co.			416,834

	HEALTH CARE FACILITIES & SERVICES - (0.8) %
2,170	Anthem, Inc.			404,076
5,070	Centene Corp.			402,659
				806,735
	RETAIL - (0.4) %
6,389	CarMax, Inc.			423,271

	EXCHANGE TRADED FUND - (0.4) %
7,707	Vanguard Mortgage-Backed Securities ETF			406,930

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,028,345)			2,053,770

*	Non-income producing security.
**	100 contracts per contract.
***	50 contracts per contract.
#	All or a portion of this investment is a holding of the Balter Discretionary Global Macro Offshore Ltd.
^	Money market fund; interest rate reflects effective yield on July 31, 2017.
+	All or a portion of the security is held as collateral for securities sold short and futures contracts.
****	1,000 contracts per contract.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,879,938 including options and securities sold short, excluding futures and forward currency contracts and differs from fair market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ -
	Unrealized depreciation			(193,607)
	Net unrealized depreciation			$ (193,607)

Number of Contracts		Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
	LONG FUTURES CONTRACTS - 0.0%
27	Euro-Bund Future Sept 2017 #	5,155,357	1,477
	TOTAL LONG FUTURES CONTRACTS	$ 5,155,357	$ 1,477

	SHORT FUTURES CONTRACTS - (0.2) %
255	EURO-BOBL Future Sept 2017 #	39,703,198	241,656
130	U.S. 5 Year Future Sept 2017 #	15,359,297	16,079
	TOTAL SHORT FUTURES CONTRACTS	$ 55,062,495	$ 257,735

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
China Yuan (Offshore)	1/8/2018	Jefferies	11,552,000	$ 1,701,282	$ 52,574
China Yuan (Offshore)	1/8/2018	Jefferies	12,034,000	1,772,267	55,454
China Yuan (Offshore)	1/8/2018	Jefferies	13,556,000	1,996,414	64,947
China Yuan (Offshore)	1/8/2018	Jefferies	12,045,000	1,773,887	57,219
Hong Kong Dollar	11/21/2017	Jefferies	5,442,000	698,868	(123)
Saudi Ryal	8/9/2017	Jefferies	7,682,000	2,048,364	104
Saudi Ryal	5/9/2018	Jefferies	14,105,000	3,748,881	8,494
				$ 13,739,963	$ 238,669
To Sell:
China Yuan (Offshore)	1/8/2018	Jefferies	49,187,000	$ 7,243,849	$ (442,785)
Hong Kong Dollar	11/21/2017	Jefferies	26,449,000	3,386,491	24,523
Saudi Ryal	8/9/2017	Jefferies	7,682,000	2,048,364	(486)
Saudi Ryal	2/12/2018	Jefferies	6,400,000	1,703,826	(2,061)
Saudi Ryal	5/8/2018	Jefferies	18,046,683	4,796,609	(5,243)
Saudi Ryal	5/8/2018	Jefferies	15,253,317	4,054,163	(3,893)
Saudi Ryal	5/9/2018	Jefferies	45,200,000	12,013,431	(15,448)
Saudi Ryal	7/12/2018	Jefferies	10,240,000	2,718,282	(9,287)
Saudi Ryal	7/19/2018	Jefferies	7,682,000	2,038,968	(4,755)
				$ 40,003,983	$ (459,435)

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017
Shares		Value
	COMMON STOCK - 86.1%
	AUTO PARTS & EQUIPMENT - 1.9%
202,982	KTM Industries AG*	$ 1,157,072

	BANKS - 4.9%
169,790	Credito Emiliano SpA*	1,459,331
274,726	Nordax Group AB ^	1,504,548
		2,963,879
	BUILDING MATERIALS - 2.2%
15,544	Imerys SA	1,341,675

	COMMERCIAL SERVICES - 4.8%
67,680	Elis SA ^	1,630,606
168,444	Northern Drilling Ltd. *	1,257,777
		2,888,383
	COMPUTERS - 1.9%
39,967	Solutions 30 SE *	1,162,949

	DISTRIBUTION/WHOLESALE - 2.4%
212,384	Fourlis Holdings SA ^	1,452,325

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
94,412	Burford Capital Ltd	1,352,967

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
1,293,452	Kitron ASA ^	1,448,737

	ENGINEERING & CONSTRUCTION - 5.4%
107,303	Lehto Group OYJ ^	1,664,876
385,321	Obrascon Huarte Lain SA	1,617,286
		3,282,162
	ENTERTAINMENT - 3.8%
23,515	Evolution Gaming Group AB	1,450,310
407,636	FFI Holdings PLC *	841,042
		2,291,352
	FOOD - 2.2%
170,779	Dairy Crest Group PLC *	1,336,245

	FOREST PRODUCTS & PAPER - 2.1%
179,132	Metsa Board OYJ	1,261,900

	HAND/MACHINE TOOLS - 1.9%
743,986	Meyer Burger Technology AG *	1,172,056

	HEALTHCARE - PRODUCTS - 4.1%
219,899	Amplitude Surgical SAS * ^	1,249,638
49,000	RaySearch Laboratories AB * ^	1,199,399
		2,449,037
	HOLDING COMPANIES - DIVERSIFIED - 2.0%
79,152	Space3 SpA*	1,175,835

	HOME BUILDERS - 2.1%
673,297	Cairn Homes PLC *	1,242,325

	INTERNET - 1.4%
825,872	Solocal Group *	827,648

	LEISURE TIME - 2.8%
63,955	Amer Sports OYJ	1,711,648

	LODGING - 2.5%
230,325	NH Hotel Group SA ^	1,528,845

	MACHINERY - DIVERSIFIED - 2.5%
71,027	SAES Getters SpA	1,484,726

	MINING - 3.2%
877,321	Petra Diamonds Ltd. *	1,104,569
1,030,541	Rupert Resources Ltd. *	807,589
		1,912,158
	OIL & GAS SERVICES - 3.7%
708,411	Archer Ltd. *	1,035,531
250,479	Spectrum ASA*	1,204,622
		2,240,153
	PHARMACEUTICALS - 2.0%
137,204	Eco Animal Health Group PLC *	1,202,872

	REAL ESTATE - 2.5%
64,076	Neinor Homes, S.L.U. *	1,477,673
504	Nexity SA * ^	26,939
		1,504,612
	RETAIL - 6.2%
151,890	BYGGMAX Group AB *	1,225,214
50,457	Fila SpA ^	1,109,467
465,000	Koovs PLC * ^	242,148
113,188	Verkkokauppa.com OYJ ^	1,187,694
		3,764,523
	SEMICONDUCTORS - 5.2%
20,036	AMS AG ^	1,448,423
1,197,015	IQE PLC * ^	1,672,771
		3,121,194
	SOFTWARE - 2.9%
99,305	RIB Software SE ^	1,767,918

	TEXTILES - 2.0%
166,770	Victoria PLC *	1,209,237

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Value
	COMMON STOCK (Continued) - 86.1%
	TRANSPORTATION - 2.9%
3,031,205	d'Amico International Shipping *	$ 938,121
66,035	Goodbulk Ltd. *	814,845
		1,752,966

	TOTAL COMMON STOCK (Cost - $48,030,093)	52,007,399

	WARRANTS - 0.0%
2,415	Space3 SpA, Expiration June 31, 2018, Exercise Price $9.50 EUR *	5,552
	(Cost - $4,222)

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
1,728,407	Fidelity Institutional Money Market Funds - Government Portfolio, 0.87% **	1,728,407
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,728,407)

	TOTAL INVESTMENTS - 89.0% (Cost - $49,762,722) (a)	$ 53,741,358
	SECURITIES SOLD SHORT - (11.0) % (Proceeds - $6,732,708)	(6,647,028)
	OTHER ASSETS LESS LIABILITIES - 22.0%	13,312,448
	NET ASSETS - 100.0%	$ 60,406,778

	SECURITIES SOLD SHORT - (11.0)%
	AUTO PARTS & EQUIPMENT - (1.4) %
54,619	Brembo SpA	837,146

	CHEMICALS - (1.4) %
14,126	Fuchs Petrolub SE	836,059

	DIVERSIFIED FINANCIAL SERVICES - (1.0) %
14,542	Avanza Bank Holding AB*	598,827

	FOOD - (1.4) %
13,729	Viscofan, S.A.	815,638

	INTERNET - (1.0) %
25,689	Rocket Internet SE*	527,454
27,575	Windeln.de SE *	106,213
		633,667
	MACHINERY - DIVERSIFIED - (1.4) %
20,598	GEA Group AG *	834,070

	MISCELLANEOUS MANUFACTURING - (1.0) %
9,044	Wartsila OYJ Abp	598,721

	RETAIL - (2.0) %
1,134,961	Debenhams PLC	643,399
276,139	Pets at Home Group PLC	591,578
		1,234,977
	SEMICONDUCTORS - (0.4)%
71,729	Telit Communications PLC	257,923

	TOTAL SECURITIES SOLD SHORT (Proceeds - $6,732,708)	6,647,028

EUR - Euro
PLC - Public Limited Company
* Non-income producing security.
^ All or a portion of these securities are held as collateral for securities sold short.
** Money market fund; interest rate reflects effective yield on July 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,030,014 including securities sold short and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 5,327,941
	Unrealized depreciation	(1,263,625)
	Net unrealized appreciation	$ 4,064,316

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell:
Canadian Dollar	8/18/2017	Goldman Sachs	1,110,965	$ 888,637	$ (28,467)
Euro	8/18/2017	Goldman Sachs	19,042,493	22,474,832	(657,505)
Euro	8/18/2017	Goldman Sachs	1,488,848	1,757,207	(17,753)
British Pound	8/18/2017	Goldman Sachs	3,488,802	4,602,555	(120,910)
British Pound	8/18/2017	Goldman Sachs	1,428,057	1,883,945	(19,294)
Norwegian Krone	8/18/2017	Goldman Sachs	39,663,917	5,022,123	(250,924)
Swedish Krona	8/18/2017	Goldman Sachs	27,672,445	3,424,847	(133,934)
Swiss Franc	8/18/2017	Goldman Sachs	2,672,730	2,773,473	(4,006)
				$ 42,827,619	$ (1,232,793)

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017
Shares		Value
	COMMON STOCK - 93.5%
	ADVERTISING - 0.7%
2,219	Omnicom Group, Inc.	$ 174,724

	APPAREL - 2.4%
2,574	Deckers Outdoor Corp. * +	166,950
693	Ralph Lauren Corp.	52,425
12,847	Unifi, Inc. * +	420,868
		640,243
	AUTO PARTS & EQUIPMENT - 0.8%
2,108	Cooper Tire & Rubber Co.	77,047
902	Lear Corp. +	133,667
		210,714
	BANKS - 0.7%
882	Goldman Sachs Group, Inc. +	198,741

	BIOTECHNOLOGY - 1.1%
8,451	AMAG Pharmaceuticals, Inc. * +	166,062
19,194	Harvard Bioscience, Inc. * +	53,743
11,673	Iovance Biotherapeutics, Inc. * +	68,287
		288,092
	BUILDING MATERIALS - 2.0%
5,208	Continental Building Products, Inc. * +	114,576
1,493	Monarch Cement Co. +	72,075
12,248	Ply Gem Holdings, Inc. * +	214,340
4,294	USG Corp. *	116,110
		517,101
	CHEMICALS - 0.4%
1,163	Eastman Chemical Co. +	96,715

	COMMERCIAL SERVICES - 10.5%
31,835	AstroNova +	439,323
7,212	Atento SA * +	85,823
78,947	Cambium Learning Group, Inc. * +	388,419
14,728	EVERTEC, Inc. +	262,895
7,594	FTI Consulting, Inc. * +	249,159
5,342	National Research Corp. +	269,450
9,158	Resources Connection, Inc. +	122,259
24,380	RR Donnelley & Sons Co. +	301,337
7,985	ServiceMaster Global Holdings, Inc. * +	351,021
20,690	Team, Inc.*	296,902
		2,766,588
	COMPUTERS - 5.1%
5,076	Agilysys, Inc. * +	51,065
1,860	Cognizant Technology Solutions Corp. +	128,935
45,455	Computer Task Group, Inc. +	250,912
5,167	Convergys Corp. +	123,853
11,571	CSRA, Inc. +	377,330
16,265	Presidio, Inc. * +	221,692
5,983	Teradata Corp. *	190,379
		1,344,166
	DISTRIBUTION/WHOLESALE - 2.0%
628	Anixter International, Inc. * +	49,455
1,972	G-III Apparel Group Ltd. * +	51,331
41,527	Houston Wire & Cable Co. +	238,780
3,902	WESCO International, Inc. * +	199,977
		539,543
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
12,930	Waddell & Reed Financial, Inc. +	267,263

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
9,626	General Cable Corp. +	185,782

	ELECTRONICS - 2.6%
3,218	Avnet, Inc. +	123,507
2,103	TE Connectivity Ltd. +	169,060
3,827	Tech Data Corp. *	391,885
		684,452
	ENTERTAINMENT - 2.1
20,303	Speedway Motorsports, Inc. +	431,642
7,003	Stars Group, Inc. * +	123,953
		555,595
	ENVIRONMENTAL CONTROL - 0.4%
1,266	Stericycle, Inc. * +	97,583

	FOOD - 4.6%
9,332	Campbell Soup Co. +	493,010
18,439	High Liner Foods, Inc.	249,923
12,178	Nomad Foods Ltd. * +	173,537
5,902	Performance Food Group Co. * +	169,978
3,500	United Natural Foods, Inc. *	134,855
		1,221,303
	FOREST PRODUCTS & PAPER - 0.5%
6,400	PH Glatfelter Co. +	131,008

	HAND/MACHINE TOOLS - 0.1%
1,978	Hardinge, Inc. +	23,934

	HEALTHCARE - PRODUCTS - 0.6%
8,324	IRIDEX Corp. * +	78,246
909	Steris PLC	74,402
		152,648

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Value
	COMMON STOCK (Continued) - 93.5%
	HEALTHCARE SERVICES - 2.5%
5,923	HCA Healthcare, Inc. * +	$ 475,854
1,239	Laboratory Corp. of America Holdings * +	196,889
		672,743
	HOLDING COMPANIES - DIVERSIFIED - 2.2%
12,755	FinTech Acquisition Corp. II * +	124,871
12,500	Gores Holdings II, Inc. * +	125,813
12,376	Saban Capital Acquisiton Corp. * +	125,555
10,692	Steel Partners Holdings LP +	197,802
		574,041
	HOUSEHOLD PRODUCTS - 1.2%
5,666	SodaStream International Ltd. * +	319,109

	INSURANCE - 1.4%
312,500	WMIH Corp. * +	359,375

	INTERNET - 5.0%
23,810	Autobytel, Inc. * +	262,148
3,824	F5 Networks, Inc. *	461,748
2,463	Facebook, Inc. *	416,863
10,870	Overstock.com, Inc. * +	173,920
		1,314,679
	IRON & STEEL - 2.0%
5,486	Mesabi Trust	74,061
4,129	Reliance Steel & Aluminum Co.	298,774
17,500	Ryerson Holding Corporation *	151,375
		524,210
	LEISURE TIME - 1.8%
28,037	ClubCorp Holdings, Inc. +	475,227

	MACHINERY - DIVERSIFIED - 1.2%
7,530	Hurco Cos., Inc. +	248,113
8,814	Xerium Technologies, Inc. * +	64,078
		312,191
	MEDIA - 6.1%
2,472	Cogeco, Inc.	150,983
4,713	Discovery Communications, Inc. * +	115,940
14,757	Liberty Global PLC - LiLAC Group * +	376,599
3,125	Liberty Media Corp-Liberty Braves * +	78,844
13,605	MSG Networks, Inc. * +	291,147
9,091	News Corp. +	130,092
3,730	Scripps Networks Interactive, Inc. +	326,039
10,889	Time, Inc. +	152,990
		1,622,634
	OIL & GAS - 1.0%
3,736	Valero Energy Corp.	257,672

	PACKAGING & CONTAINERS - 1.4%
27,614	Graphic Packaging Holding Co. +	364,229

	REIT - 1.4%
25,925	Colony Northstar, Inc. +	379,542

	RETAIL - 10.6%
1,344	Asbury Automotive Group, Inc. * +	72,576
12,255	Ascena Retail Group, Inc. * +	28,677
52,156	Barnes & Noble Education, Inc. * +	377,088
31,230	Cato Corp. +	531,222
4,807	CVS Health Corp. +	384,223
7,213	DSW, Inc.	130,122
29,696	Express, Inc. * +	179,958
3,757	Finish Line, Inc. +	51,696
7,637	Gap, Inc.	181,990
3,626	Genesco, Inc. * +	116,395
12,853	Guess?, Inc. +	167,860
13,158	Movado Group, Inc. +	323,687
24,190	Regis Corp. * +	254,721
		2,800,215
	SEMICONDUCTORS - 3.7%
12,868	Intel Corp.	456,428
1,556	Microsemi Corp. * +	81,036
32,383	O2Micro International Ltd. * +	61,204
17,397	ON Semiconductor Corp. * +	260,085
2,253	QUALCOMM, Inc.	119,837
		978,590
	SOFTWARE - 4.7%
6,567	Akamai Technologies, Inc. * +	309,568
1,856	CSG Systems International, Inc. +	76,746
7,833	Digi International, Inc. * +	81,855
10,688	Donnelley Financial Solutions, Inc. * +	247,962
18,601	Guidance Software, Inc. * +	131,509
5,435	Microsoft Corp.	395,124
		1,242,764
	TELECOMMUNICATION - 7.5%
34,404	Alaska Communications Systems Group, Inc. * +	77,409
8,581	ARRIS International PLC * +	239,925
15,645	Cisco Systems, Inc. +	492,035
6,541	Comtech Telecommunications Corp. +	117,738
35,550	Iridium Communications, Inc. * +	353,722
11,013	Numerex Corp. * +	52,147
8,924	Telephone & Data Systems, Inc. +	253,709

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares				Value
	COMMON STOCK (Continued) - 93.5%
	TELECOMMUNICATION (Continued) - 7.5%
3,765	Verizon Communications, Inc. +			$ 182,226
3,136	ViaSat, Inc. * +			207,258
				1,976,169
	TRANSPORTATION & LOGISTICS - 1.5%
35,311	Roadrunner Transportation Systems, Inc. * +			246,471
1,357	United Parcel Service, Inc. +			149,663
				396,134

	TOTAL COMMON STOCK (Cost - $24,291,944)			24,665,719

Contracts		Option
	OPTIONS PURCHASED - 0.1%	Expiration Date	Exercise Price
	CALL OPTIONS PURCHASED - 0.1% **
40	Campbell Soup Co.	1/18/2019	$50.00	23,000
40	Heartland Express, Inc.	9/15/2017	$20.00	5,700
	TOTAL OPTIONS PURCHASED (Cost - $29,263)			28,700
Shares
	MONEY MARKET FUND - 8.6%
1,046,213	Fidelity Institutional Money Market Funds - Government Portfolio, 0.87% + ^			1,046,213
1,222,091	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.88% +			1,222,091
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,268,304)			2,268,304

	TOTAL INVESTMENTS - 102.2% (Cost - $26,589,511) (a)			$ 26,962,723
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds - $41,906)			(35,700)
	SECURITIES SOLD SHORT - (64.9) % (Proceeds - $17,170,108)			(17,112,593)
	OTHER ASSETS LESS LIABILITIES - 62.8%			16,568,828
	NET ASSETS - 100.0%			$ 26,383,258

Contracts		Option
	CALL OPTIONS WRITTEN - (0.1) % **	Expiration Date	Exercise Price
60	Caravana Co.	2/16/2018	$15.00	35,700
	(Proceeds - $41,906)

Shares
	SECURITIES SOLD SHORT - (64.9) %
	ADVERTISING - (0.5) %
10,893	Yext, Inc. *			141,609

	AEROSPACE & DEFENSE - (0.9) %
3,177	Aerovironment, Inc. *			120,059
11,353	Kratos Defense & Security Solutions, Inc. *			124,940
				244,999
	AGRICULTURE - (0.5) %
9,328	Cadiz, Inc. *			121,264

	APPAREL - (0.2) %
2,380	Canada Goose Holdings, Inc. *			45,363

	AUTO MANUFACTURERS - (1.2) %
3,694	Navistar International Corp. *			113,664
3,238	REV Group, Inc.			86,617
365	Tesla, Inc. *			118,067
				318,348
	AUTO PARTS & EQUIPMENT - (2.9) %
1,130	Autoliv, Inc.			122,481
3,970	Dorman Products, Inc. *			309,978
2,551	Gentherm, Inc. *			85,331
4,601	Motorcar Parts of America, Inc. *			128,690
2,441	Standard Motor Products, Inc.			122,978
				769,458
	BANKS - (0.5) %
3,304	First Financial Bankshares, Inc.			142,898

	BEVERAGES - (1.3) %
4,078	Farmer Brothers Co. *			127,030
1,952	MGP Ingredients, Inc.			115,090
7,440	Primo Water Corp. *			92,330
				334,450
	BIOTECHNOLOGY - (2.7) %
432	Alexion Pharmaceuticals, Inc. *			59,331
1,695	Cambrex Corp. *			103,395
2,339	Emergent BioSolutions, Inc. *			85,069
2,614	Exact Sciences Corp. *			101,423
4,828	Intrexon Corp. *			104,237
707	Illumina, Inc. *			122,912
1,924	Ionis Pharmaceuticals, Inc. *			100,818
14,098	Organovo Holdings, Inc. *			32,989
				710,174
	BULDING MATERIALS - (1.8) %
5,162	AAON, Inc.			174,476
3,254	Griffon Corp.			66,707
2,189	JELD-WEN Holding, Inc. *			71,471
5,556	Quanex Building Products Corp.			119,454
734	Trex Co., Inc. *			55,204
				487,312
	CHEMICALS - (0.9) %
107	NewMarket Corp.			49,232
8,547	OMNOVA Solutions, Inc. *			80,342
1,532	Sensient Technologies Corp			113,920
				243,494

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (64.9) %
	COMMERCIAL SERVICES - (1.0) %
1,834	Barrett Business Services, Inc.	$ 100,925
1,349	Brink's Co.	105,424
1,233	INC Research Holdings, Inc. *	67,815
		274,164
	COMPUTERS - (1.6) %
5,528	3D Systems Corp. *	92,870
2,556	Mercury Systems, Inc. *	112,234
5,466	Pure Storage, Inc. *	65,975
5,546	Vocera Communications, Inc. *	151,239
		422,318
	COSMETICS/PERSONAL CARE - (0.7) %
6,955	elf Beauty, Inc. *	176,448

	DISTRIBUTION/WHOLESALE - (1.6) %
3,304	Core-Mark Holding Co., Inc.	121,158
2,470	SiteOne Landscape Supply, Inc. *	129,675
972	WW Grainger, Inc.	162,071
		412,904
	DIVERSIFIED FINANCIAL SERVICES - (0.5) %
2,515	Artisan Partners Asset Management, Inc.	83,624
445	Ellie Mae, Inc. *	38,813
		122,437
	ELECTRICAL COMPONENTS & EQUIPMENT - (1.6) %
1,036	Advanced Energy Industries, Inc. *	75,162
1,453	Energizer Holdings, Inc.	66,940
1,150	Universal Display Corp.	138,690
7,618	Vicor Corp. *	135,219
		416,011
	ELECTONICS - (1.5) %
5,230	Brady Corp.	173,636
202	Coherent, Inc. *	53,530
411	Mesa Laboratories, Inc.	59,402
2,532	Methode Electronics, Inc.	100,647
		387,215
	ENERGY - ALTERNATE SOURCES - (0.2) %
21,079	Ballard Power Sysytems, Inc. *	61,761

	ENGINEERING & CONSTRUCTION SERVICES - (1.3) %
2,039	Argan, Inc.	131,414
3,406	Comfort Systems USA, Inc.	113,420
1,472	Exponent, Inc.	95,974
		340,808
	ENTERTAINMENT - (0.6) %
2,848	Six Flags Entertainment Corp.	161,966

	ENVIRONMENTAL CONTROL - (0.9) %
4,783	AquaVenture Holdings Ltd. *	76,480
2,632	Clean Harbors, Inc. *	149,498
		225,978
	FOOD - (2.2) %
3,620	Blue Buffalo Pet Products, Inc. *	80,979
1,066	Bob Evans Farms, Inc.	73,746
1,508	Hain Celestial Group, Inc. *	67,423
596	Lancaster Colony Corp.	73,082
1,285	Post Holdings, Inc. *	106,912
8,043	SunOpta, Inc. *	76,408
2,032	Weis Markets, Inc.	96,134
		574,684
	HEALTHCARE PRODUCTS - (6.6) %
6,217	Accelerate Diagnostics, Inc. *	163,196
3,855	AtriCure, Inc. *	93,407
87	Atrion Corp.	55,001
4,252	BioTelemetry, Inc. *	145,418
8,187	GenMark Diagnostics, Inc. *	96,852
1,111	Hologic, Inc. *	49,117
289	ICU Medical, Inc. *	49,679
3,205	K2M Group Holdings, Inc. *	77,978
4,847	Lantheus Holdings, Inc. *	89,427
9,817	MiMedx Group, Inc. *	146,862
3,576	NuVasive, Inc. *	235,265
16,722	OraSure Technologies, Inc. *	293,304
432	Penumbra, Inc. *	35,273
2,997	Surmodics, Inc. *	78,821
4,735	Wright Medical Group NV *	124,388
		1,733,988
	HEALTHCARE SERVICES - (2.9) %
3,846	Addus HomeCare Corp. *	130,572
7,011	American Renal Associates Holdings, Inc. *	119,888
880	MEDNAX, Inc. *	41,342
8,845	Medpace Holdings, Inc. *	242,618
1,134	Quintiles IMS Holdings, Inc. *	102,684
2,016	US Physical Therapy, Inc.	127,210
		764,314
	HOME BUILDERS - (0.4) %
1,859	Installed Building Products, Inc. *	100,014

	HOME FURNISHINGS - (1.6) %
805	iRobot Corp. *	84,935
2,967	Select Comfort Corp. *	100,314
2,610	Tempur Sealy International, Inc.	150,519
1,119	Universal Electronics, Inc. *	76,595
		412,363

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (64.9) %
	INSURANCE - (0.8) %
1,010	Erie Indemnity Co.	$ 128,735
1,336	RLI Corp.	77,568
		206,303
	INTERNET - (4.8) %
6,132	Angie's List, Inc. *	73,461
6,285	Boingo Wireless, Inc. *	93,206
5,274	Chegg, Inc. *	73,045
9,914	FireEye, Inc. *	145,042
3,277	HealthStream, Inc. *	77,403
749	Palo Alto Networks, Inc. *	98,703
3,448	Q2 Holdings, Inc. *	134,127
837	Shopify, Inc. *	77,314
330	Stamps.com, Inc. *	48,873
9,713	TrueCar, Inc. *	183,867
2,151	Tucows, Inc. *	117,552
5,045	Twitter, Inc. *	81,174
1,404	Zillow Group, Inc. *	63,405
		1,267,172
	LEISURE TIME - (1.4) %
4,090	Callaway Golf Co.	52,066
630	LCI Industries	67,253
11,386	Marine Products Corp.	165,325
4,350	Planet Fitness, Inc.	98,571
		383,215
	MACHINERY DIVERSIFIED - (0.9) %
3,558	Gardner Denver Holdings, Inc. *	81,692
1,948	Kadant, Inc.	152,041
		233,733
	METAL FABRICATE/HARDWARE - (1.1) %
3,731	Omega Flex, Inc.	224,009
1,735	Sun Hydraulics Corp.	71,760
		295,769
	MISCELLANEOUS MANUFACTURING - (1.4) %
3,369	Hillenbrand, Inc.	121,284
1,423	Lydall, Inc. *	70,439
3,613	Raven Industries, Inc.	124,287
746	Trinseo SA	52,444
		368,454
	OIL & GAS SERVICES - (0.4) %
1,175	Core Laboratories NV	118,123

	PHARMACEUTICALS - (2.1) %
3,698	Amphastar Pharmaceuticals, Inc. *	63,901
1,594	DexCom, Inc. *	106,176
620	GW Pharmaceuticals PLC - ADR *	69,304
533	Heska Corp. *	58,385
1,334	PRA Health Sciences, Inc. *	99,250
1,180	Prestige Brands Holdings, Inc. *	63,283
11,261	Teligent, Inc. *	88,737
		549,036
	REITS - (1.2) %
5,904	Acadia Realty Trust	175,585
4,606	Rexford Industrial Realty, Inc.	131,363
		306,948
	RETAIL - (2.4) %
2,199	At Home Group, Inc. *	50,049
218	AutoZone, Inc. *	117,681
3,115	Chuy's Holdings, Inc. *	73,358
2,703	MarineMax, Inc. *	40,410
4,906	Shake Shack, Inc. *	161,947
4,400	Sonic Corp.	104,104
6,219	Tile Shop Holdings, Inc.	90,797
		638,346
	SEMICONDUCTORS - (2.6) %
8,059	Advanced Micro Devices, Inc. *	109,683
8,649	AIXTRON SE *	76,621
6,990	Amkor Technology, Inc. *	72,486
3,261	Axcelis Technologies, Inc. *	72,394
1,480	Cavium, Inc. *	91,671
2,736	Nanometrics, Inc. *	72,914
811	NVIDIA Corp.	131,796
2,105	Ultra Clean Holdings, Inc. *	49,362
		676,927
	SOFTWARE - (4.6) %
3,092	ACI Worldwide, Inc. *	71,642
5,755	Alteryx, Inc. *	115,791
2,902	Aspen Technology, Inc. *	165,037
6,517	Box, Inc. *	122,845
4,264	Cloudera, Inc. *	73,554
1,112	Guidewire Software, Inc. *	80,242
961	Medidata Solutions, Inc. *	73,814
2,046	Omnicell, Inc. * +	101,482
3,939	PDF Solutions, Inc. *	63,221
1,181	ServiceNow, Inc. *	130,441
499	Workday, Inc. *	50,953
9,044	Workiva, Inc. *	177,262
		1,226,284

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (64.9) %
	TELECOMMUNICATION - (2.0) %
481	Arista Networks, Inc. *	$ 71,808
2,660	Cincinnati Cell, Inc. *	49,609
12,450	Extreme Networks, Inc. *	109,435
1,241	InterDigital, Inc.	90,407
13,075	Oclaro, Inc. *	127,874
2,698	Sierra Wireless, Inc. *	79,591
		528,724
	TRUCKING & LEASING - (0.6) %
2,698	GATX Corp.	166,817

	SECURITIES SOLD SHORT (Proceeds - $17,170,108)	17,112,593

	ADR - American Depositary Receipt
	LP - Limited Partnership
	PLC - Public Limited Company
*	Non-income producing security.
+	All or a portion of the security is held as collateral for written options and securities sold short.
**	100 shares per contract.
^	Money market fund; interest rate reflects effective yield on July 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,377,497 including options and securities sold short and differs from fair value by net unrealized appreciation
	(depreciation) of securities as follows:
	Unrealized appreciation	$ 1,449,702
	Unrealized depreciation	(1,012,769)
	Net unrealized appreciation	$ 436,933

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017
Shares		Value
	COMMON STOCK - 78.8%
	APPAREL - 0.3%
11,297	Steve Madden Ltd. *	$ 463,177

	AUTO MANUFACTURERS - 0.4%
28,721	Blue Bird Corp. * ^	509,798
2,799	Paccar, Inc.	191,592
		701,390
	AUTO PARTS & EQUIPMENT - 0.7%
30,997	Meritor, Inc. *	535,628
41,553	Titan International, Inc. ^	529,801
		1,065,429
	BANKS - 3.0%
9,193	Ameris Bancorp ^	421,039
132,214	CenterState Banks, Inc.	3,304,028
11,440	Columbia Banking System, Inc. ^	455,770
6,305	Iberiabank Corp. ^	509,759
		4,690,596
	BEVERAGES - 2.6%
204,351	Craft Brew Alliance, Inc. *	3,576,143
7,614	MGP Ingredients, Inc. ^	448,921
		4,025,064
	BIOTECHNOLOGY - 0.9%
29,012	Enzo Biochem, Inc. * ^	314,780
1,609	Ligand Pharmaceuticals, Inc. * ^	194,544
20,869	Myriad Genetics, Inc. * ^	506,491
49,220	NeoGenomics, Inc. * ^	465,129
		1,480,944
	BUILDING MATERIALS - 7.4%
15,951	AAON, Inc.	539,144
42,469	Armstrong World Industries, Inc. * ^	2,061,870
21,528	Gibraltar Industries, Inc. *	642,611
5,153	Masonite International Corp. * ^	400,130
160,146	NCI Building Systems, Inc. * ^	2,882,628
24,021	Quanex Building Products Corp. ^	516,452
27,898	Summit Materials, Inc. * ^	793,419
49,250	US Concrete, Inc. * ^	3,858,738
		11,694,992
	CHEMICALS - 2.0%
140,769	Ferro Corp. * ^	2,708,396
20,956	Tronox Ltd.	406,127
		3,114,523
	COMMERCIAL SERVICES - 4.1%
12,406	Aaron's, Inc.	574,150
75,228	AMN Healthcare Services, Inc. * ^	2,775,913
15,290	CAI International, Inc. * ^	401,057
11,231	Herc Holdings, Inc. *	509,663
10,940	KAR Auction Services, Inc.	459,918
34,399	PFSweb, Inc. * ^	269,000
22,118	Quanta Services, Inc. * ^	746,040
3,505	TriNet Group, Inc. * ^	122,675
4,501	United Rentals, Inc. *	535,439
		6,393,855
	COMPUTERS - 3.1%
38,054	Carbonite, Inc. * ^	898,074
31,298	DMC Global, Inc. ^	435,042
29,182	DST Systems, Inc.	1,602,092
2,597	Lumentum Holdings, Inc. * ^	162,572
33,666	Radisys Corp. * ^	82,145
67,539	USA Technologies, Inc. * ^	374,841
31,089	Varonis Systems, Inc. *	1,158,065
4,394	VeriFone Systems, Inc. *	85,727
		4,798,558
	DISTRIBUTION/WHOLESALE - 3.2%
14,112	Anixter International, Inc. *	1,111,320
16,098	H&E Equipment Services, Inc.	363,332
103,725	LKQ Corp. *	3,584,736
		5,059,388
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
170,795	R1 RCM, Inc. *	578,995

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
3,263	Universal Display Corp. ^	393,518

	ELECTRONICS - 3.0%
5,494	Gentex Corp.	93,508
24,260	Kemet Corp. *	408,781
38,856	OSI Systems, Inc. * ^	3,107,314
8,983	Rogers Corp. *	1,059,725
		4,669,328

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Value
	COMMON STOCK (Continued) - 78.8%
	ENGINEERING & CONSTRUCTION - 3.0%
17,017	Chicago Bridge & Iron Co.	$ 318,899
26,460	Dycom Industries, Inc. *	2,397,276
28,388	MasTec, Inc. *	1,311,526
26,560	Primoris Services Corp. ^	661,875
		4,689,576
	ENTERTAINMENT - 0.6%
43,962	Eldorado Resorts, Inc. *	896,825

	ENVIRONMENTAL CONTROL - 1.1%
24,929	Clean Harbors, Inc. *	1,415,967
4,408	Waste Connections, Inc. ^	286,432
		1,702,399
	FOOD - 1.8%
5,289	Calavo Growers, Inc. ^	391,650
28,177	TreeHouse Foods, Inc. *	2,390,255
		2,781,905
	HEALTHCARE - PRODUCTS - 3.2%
38,668	AxoGen, Inc. * ^	610,954
5,351	BioTelemetry, Inc. * ^	183,004
12,919	Meridian Bioscience, Inc.	175,052
31,736	MiMedx Group, Inc. * ^	474,771
57,973	OraSure Technologies, Inc. *	1,016,846
15,881	Orthofix International *	688,918
23,572	Steris PLC	1,929,368
		5,078,913
	HEALTHCARE - SERVICES - 1.4%
3,994	Amedisys, Inc. * ^	189,156
36,510	Envision Healthcare Corp. *	2,060,259
		2,249,415
	HOME BUILDERS - 1.2%
17,271	Thor Industries, Inc.	1,819,500

	HOME FURNISHINGS - 2.1%
47,684	Ethan Allen Interiors, Inc.	1,528,272
50,722	Select Comfort Corp. *	1,714,911
		3,243,183
	INTERNET - 2.2%
204,789	Boingo Wireless, Inc. * ^	3,037,021
4,168	Proofpoint, Inc. * ^	355,280
		3,392,301
	IRON/STEEL - 0.4%
30,655	Commercial Metals Co.	570,183

	MACHINERY - DIVERSIFIED - 0.8%
26,365	NN, Inc. ^	730,311
4,910	Zebra Technologies Corp. * ^	499,445
		1,229,756
	MEDIA - 2.0%
48,800	Nexstar Media Group, Inc. ^	3,191,520

	METAL FABRICATE/HARDWARE - 0.2%
27,585	Mueller Water Products, Inc. ^	319,986

	MINING - 0.5%
98,123	Fairmount Santrol Holdings, Inc. *	286,519
36,313	Ferroglobe PLC	464,080
		750,599
	MISCELLANEOUS MANUFACTURING - 1.2%
265,404	DIRTT Environmental Solutions *	1,260,645
35,867	Harsco Corp. * ^	554,145
		1,814,790
	OIL & GAS - 1.1%
18,823	Matador Resources Co. * ^	456,646
104,361	Trecora Resources *	1,205,370
		1,662,016
	PACKAGING & CONTAINERS - 1.2%
17,799	Packaging Corp. of America	1,948,635

	PHARMACEUTICALS - 0.4%
18,518	Catalent, Inc. *	642,575

	REITS - 0.8%
65,443	DiamondRock Hospitality Co.	764,374
4,813	Hersha Hospitality Trust	90,292
19,887	Retail Opportunity Investments Corp.	403,308
		1,257,974

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares				Value
	COMMON STOCK (Continued) - 78.8%
	RETAIL - 4.9%
19,999	Big Lots, Inc.			$ 993,350
63,525	BMC Stock Holdings, Inc. * ^			1,397,550
13,663	CarMax, Inc. *			905,174
4,557	Childrens Place, Inc.			481,447
23,236	Conn's, Inc. * ^			497,250
51,417	Del Taco Restaurants, Inc. * ^			673,049
22,951	Gap, Inc. ^			546,922
13,599	Lululemon Athletica, Inc. *			838,242
6,753	Red Robin Gourmet Burgers, Inc. * ^			403,829
12,119	Rush Enterprises, Inc. *			522,692
6,266	Wal-Mart Stores, Inc.			501,217
				7,760,722
	SEMICONDUCTORS - 3.3%
19,990	Axcelis Technologies, Inc. * ^			443,778
101,714	EMCORE Corp. * ^			1,179,882
52,947	FormFactor, Inc. *			693,606
33,761	Integrated Device Technology, Inc. * ^			882,513
12,893	Microsemi Corp. * ^			671,467
2,555	Monolithic Power Systems, Inc. ^			261,428
9,073	Skyworks Solutions, Inc.			951,486
5,602	Xperi Corp. ^			163,859
				5,248,019
	SOFTWARE - 6.2%
113,479	Brightcove, Inc. *			760,309
70,443	Callidus Software, Inc. * ^			1,711,765
5,738	Computer Programs & Systems, Inc. ^			175,870
52,699	Digi International, Inc. * ^			550,705
5,739	Ebix, Inc. ^			331,427
15,830	Evolent Health, Inc. * ^			391,001
70,986	Five9, Inc. * ^			1,565,951
15,923	ManTech International Corp.			632,462
160,089	Nuance Communications, Inc. *			2,769,540
10,372	Radware Ltd. *			179,643
27,255	Upland Software, Inc. * ^			671,836
				9,740,509
	STORAGE/WAREHOUSING - 1.9%
99,196	Mobile Mini, Inc.			3,055,237

	TELECOMMUNICATIONS - 2.8%
101,297	Extreme Networks, Inc. * ^			890,401
45,491	Oclaro, Inc. * ^			444,902
66,281	ORBCOMM, Inc. * ^			769,522
262,225	ShoreTel, Inc. * ^			1,953,576
47,015	Vonage Holdings Corp. * ^			310,769
				4,369,170
	TRANSPORTATION - 3.2%
70,332	Aegean Marine Petroleum Network, Inc. ^			348,143
23,396	Atlas Air Worldwide Holdings, Inc. *			1,389,722
4,544	Kansas City Southern			468,895
43,340	Marten Transport Ltd.			691,273
43,241	Swift Transportation Co. *			1,102,646
6,591	XPO Logistics, Inc. * ^			396,185
48,336	YRC Worldwide, Inc. * ^			642,385
				5,039,249

	TOTAL COMMON STOCK (Cost - $99,604,563)			123,584,714
		Option
Contracts +		Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.2%
	CALL OPTIONS PURCHASED - 0.2%
80	Atlas Air Worldwide Holdings, Inc.	8/18/2017	$60.00	16,800
57	Callidus Software, Inc.	8/18/2017	$25.00	5,415
114	Chicago Bridge & Iron Co.	8/18/2017	$19.00	13,680
57	Eldorado Resorts, Inc.	8/18/2017	$20.00	5,415
57	Ferroglobe PLC	8/18/2017	$12.50	3,420
114	Five9, Inc.	8/18/2017	$22.50	12,540
571	JC Penney Co., Inc.	8/18/2017	$5.00	32,547
57	Kemet Corp.	8/18/2017	$17.00	5,985
57	ManTech International Corp.	8/18/2017	$40.00	8,550
80	MasTec, Inc.	8/18/2017	$46.00	16,000
113	Oclaro, Inc.	8/18/2017	$10.00	5,650
114	Oclaro, Inc.	8/18/2017	$10.50	3,534
57	OraSure Technologies, Inc.	10/20/2017	$20.00	4,417
23	Science Applications International Corp.	9/15/2017	$70.00	8,510
57	Scientific Games Corp.	8/18/2017	$27.00	58,425
28	Skyworks Solutions, Inc.	8/18/2017	$105.00	6,860
114	Smart & Final Stores, Inc.	8/18/2017	$7.50	13,680
29	SRC Energy, Inc.	12/15/2017	$7.50	4,495
17	Ulta Beauty, Inc.	8/18/2017	$260.00	3,315
114	United States Steel Corp.	8/18/2017	$25.00	4,902
	TOTAL CALL OPTIONS PURCHASED (Cost - $203,647)			234,140

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
		Option
Contracts +		Expiration Date	Exercise Price	Value
	PUT OPTIONS PURCHASED - 0.0%
57	Axcelis Technologies, Inc.	8/18/2017	$22.50	$ 8,835
34	Cogent Communications Holdings, Inc.	8/18/2017	$45.00	13,260
57	Clean Harbors, Inc.	8/18/2017	$55.00	5,700
114	Habit Restaurants, Inc.	8/18/2017	$16.00	12,540
171	Nuance Communications, Inc.	8/18/2017	$17.00	9,405
57	PowerShares QQQ Trust Series 1	8/18/2017	$140.00	4,446
57	PowerShares QQQ Trust Series 1	8/18/2017	$142.00	7,239
57	Scientific Games Corp.	10/20/2017	$38.00	19,665
	TOTAL PUT OPTIONS PURCHASED (Cost - $79,250)			81,090

	TOTAL OPTIONS PURCHASED (Cost - $282,897)			315,230
Shares
	RIGHTS - 0.0%
25,442	Nextstar Broadcasting Group CVR #			51,393
	TOTAL RIGHTS (Cost - $7,633)			51,393

	SHORT-TERM INVESTMENTS - 19.1%
	MONEY MARKET FUND - 19.1%
30,040,057	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.60% **			30,040,057
	TOTAL SHORT-TERM INVESTMENTS (Cost - $30,040,057)			30,040,057

	TOTAL INVESTMENTS - 98.1% (Cost - $129,935,150) (a)			$ 153,991,394
	CALL OPTIONS WRITTEN - (0.0) % (Proceeds - $42,873)			(68,962)
	PUT OPTIONS WRITTEN - (0.0) % (Proceeds - $26,317)			(7,620)
	SECURITIES SOLD SHORT (28.2) % (Proceeds - $44,095,891)			(44,268,683)
	OTHER ASSETS LESS LIABILITIES - 30.1%			47,282,717
	NET ASSETS - 100.0%			$ 156,928,846
Contracts +		Option
	OPTIONS WRITTEN - (0.0) %	Expiration Date	Exercise Price
	CALL OPTIONS WRITTEN - (0.0) %
136	Atlas Air Worldwide Holdings, Inc.	8/18/2017	$65.00	8,160
34	Atlas Air Worldwide Holdings, Inc.	9/15/2017	$65.00	3,570
572	JC Penney Co., Inc.	8/18/2017	$6.00	5,148
80	MasTec, Inc.	8/18/2017	$50.00	4,800
23	Science Applications International Corp.	9/15/2017	$80.00	1,610
57	Scientific Games Corp.	8/18/2017	$30.00	41,610
28	Skyworks Solutions, Inc.	8/18/2017	$110.00	2,240
114	Smart & Final Stores, Inc.	8/18/2017	$10.00	1,140
114	United States Steel Corp.	8/18/2017	$28.00	684
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $42,873)			68,962

	PUT OPTIONS WRITTEN - (0.0) %
57	Clean Harbors, Inc.	8/18/2017	$50.00	570
51	HEICO Corp.	8/18/2017	$70.00	255
115	Select Comfort Corp.	8/18/2017	$30.00	1,380
57	Scientific Games Corp.	10/20/2017	$31.00	5,415
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $26,317)			7,620

	TOTAL OPTIONS WRITTEN (Proceeds - $69,190)			76,582
Shares
	SECURITIES SOLD SHORT - (28.2) %
	AEROPACE/DEFENSE - (0.5) %
24,886	Astronics Corp. *			727,916

	APPAREL - (0.3) %
7,410	Oxford Industries, Inc.			467,793

	AUTO PARTS & EQUIPMENT - (0.5) %
5,840	Cooper-Standard Holdings, Inc. *			597,198
3,295	Dorman Products, Inc. *			257,274
				854,472
	BIOTECHNOLOGY - (0.8) %
20,195	Cambrex Corp. *			1,231,895

	BUILDING MATERIALS - (1.1) %
39,935	Continental Building Products, Inc. *			878,570
9,055	Cree, Inc. *			234,615
1,297	Lennox International, Inc.			221,787
2,869	Trex Co., Inc. *			215,778
4,976	USG Corp. *			134,551
				1,685,301
	CHEMICALS - (1.3) %
13,507	Balchem Corp.			1,048,143
16,043	Innophos Holdings, Inc.			670,116
2,277	PPG Industries, Inc.			239,654
				1,957,913
	COMMERCIAL SERVICES - (1.5) %
19,295	AMN Healthcare Services, Inc. *			711,986
2,074	Ascent Capital Group, Inc. *			35,051
9,013	HealthEquity, Inc. *			413,426
18,648	MoneyGram International, Inc. *			304,335
25,470	Navigant Consulting, Inc. *			431,207
9,122	Ritchie Bros Auctioneers, Inc.			257,514
3,998	Vantiv, Inc. *			254,073
				2,407,592

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (28.2) %
	COMPUTERS - (1.7) %
32,568	3D Systems Corp. *	$ 547,142
4,584	Maximus, Inc.	276,690
13,355	Mercury Systems, Inc. *	586,418
6,907	NetScout Systems, Inc. *	238,292
38,310	Syntel, Inc.	746,662
7,187	Teradata Corp. *	228,690
		2,623,894
	DISTRIBUTION/WHOLESALE - (0.5) %
4,563	WW Grainger, Inc.	760,835

	ELECTRONICS - (0.7) %
3,772	Badger Meter, Inc.	170,683
5,345	FARO Technologies, Inc. *	211,128
1,686	Methode Electronics, Inc.	67,019
38,166	Vishay Intertechnology, Inc.	681,263
		1,130,093
	ENTERTAINMENT - (0.4) %
16,782	Scientific Games Corp. *	621,773

	EQUITY FUNDS - (3.1) %
5,030	iShares North American Tech-Software ETF	715,014
3,348	iShares PHLX Semiconductor ETF	492,089
22,360	iShares Russell 2000 ETF	3,164,164
1,172	iShares Transportation Average ETF	193,661
2,343	iShares U.S. Medical Devices ETF	385,330
		4,950,258
	FOOD - (0.8) %
6,626	B&G Foods, Inc.	240,192
4,012	Bob Evans Farms, Inc.	277,550
83,401	Smart & Final Stores, Inc. *	717,249
		1,234,991
	HEALTHCARE - PRODUCTS - (1.5) %
8,495	Abaxis, Inc.	399,265
1,171	ABIOMED, Inc. *	173,413
7,541	Cantel Medical Corp.	559,542
12,303	Entellus Medical, Inc. *	215,918
7,616	Intersect ENT, Inc. *	208,678
21,138	LeMaitre Vascular, Inc.	762,448
2,928	OraSure Technologies, Inc. *	51,357
		2,370,621
	HOME BUILDERS - (0.8) %
15,775	MDC Holdings, Inc.	540,925
21,608	Winnebago Industries, Inc.	795,174
		1,336,099
	INTERNET - (1.6) %
68,326	Angie's List, Inc. *	818,545
4,570	Cogent Communications Holdings, Inc.	190,797
97,192	Endurance International Group Holdings, Inc. *	899,026
2,462	ePlus, Inc. *	199,176
15,199	TrueCar, Inc. *	287,717
2,579	Wayfair, Inc. *	196,907
		2,592,168
	LEISURE TIME - (0.5) %
17,331	Nautilus, Inc. *	305,026
7,975	Norwegian Cruise Line Holdings Ltd.	439,183
		744,209
	MACHINERY - DIVERSIFIED - (1.7) %
13,219	Chart Industries, Inc. *	449,446
7,909	Flowserve Corp.	325,297
6,088	Lindsay Corp.	558,087
91,379	Manitowoc Co., Inc. *	521,774
227	Nordson Corp.	28,829
43,704	Welbilt, Inc. *	851,791
		2,735,224
	MISCELLANEOUS MANUFACTURING - (0.3) %
12,466	American Railcar Industries, Inc.	458,375

	OFFICE FURNISHINGS - (0.2) %
18,422	Steelcase, Inc.	251,460

	OIL & GAS - (0.8) %
5,520	Murphy USA, Inc. *	418,030
66,547	Trecora Resources *	768,618
		1,186,648
	PHARMACEUTICALS - (0.1) %
1,619	Heska Corp. *	177,345

	REITS - (0.3) %
19,033	GGP, Inc.	430,336

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (28.2) %
	RETAIL - (3.7) %
20,805	America's Car-Mart, Inc. *	$ 815,556
13,585	AutoNation, Inc. *	575,732
35,747	Habit Restaurants, Inc. *	588,038
53,315	JC Penney Co., Inc. *	288,434
15,929	La-Z-Boy, Inc.	538,400
12,011	Michaels Cos., Inc. *	241,902
26,292	PetMed Express, Inc.	1,249,922
13,653	Sonic Automotive, Inc.	247,802
37,284	Sonic Corp.	957,402
4,394	Texas Roadhouse, Inc.	207,836
1,412	Tractor Supply Co.	79,241
		5,790,265
	SEMICONDUCTORS - (0.7) %
23,598	Axcelis Technologies, Inc. *	523,876
610	Inphi Corp. *	23,424
24,282	Rudolph Technologies, Inc. *	600,980
		1,148,280
	SOFTWARE - (0.8) %
28,252	Allscripts Healthcare Solutions, Inc. *	347,782
13,462	CommerceHub, Inc. *	245,547
5,126	PTC, Inc. *	282,904
5,221	Splunk, Inc. *	313,312
		1,189,545
	TELECOMMUNICATIONS - (1.6) %
17,977	Clearfield, Inc. *	206,736
26,978	Spok Holdings, Inc.	442,439
29,319	ViaSat, Inc. *	1,937,693
		2,586,868
	TRANSPORTATION - (0.4) %
18,601	Celadon Group, Inc.	84,635
10,262	Forward Air Corp.	531,879
		616,514

	TOTAL SECURITIES SOLD SHORT (Proceeds - $44,095,891)	44,268,683

	CVR - Contingent Value Rights
	ETF - Exchange Traded Fund
	PLC - Public Limited Company
*	Non-income producing security.
^	All or a portion of this security is held as collateral for securities sold short or options written.
+	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
**	Money market fund; interest rate reflects effective yield on July 31, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $87,366,003 including options and securities sold short and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 26,816,799
	Unrealized depreciation	(4,536,673)
	Net unrealized appreciation	$ 22,280,126

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund's investments carried at fair value:

Balter Discretionary Global Macro Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,482,063	$ -	$ -	$ 1,482,063
Call Options Purchased	-	273,780	-	273,780
Put Options Purchased	-	51,205	-	51,205
Long Futures Contracts	1,477	-	-	1,477
Money Market Funds	20,037,752	-	-	20,037,752
Short Futures Contracts	257,735	-	-	257,735
Total	$ 21,779,027	$ 324,985	$ -	$ 22,104,012
Liabilities *
Call Options Written	$ 58,749	$ -	$ -	$ 58,749
Forward Currency Contracts	-	220,766	-	220,766
Put Options Written	-	45,950	-	45,950
Securities Sold Short	2,053,770	-	-	2,053,770
Total	$ 2,112,519	$ 266,716	$ -	$ 2,379,235

Balter European L/S Small Cap Fund
Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$ 52,007,399	$ -	$ -	$ 52,007,399
Money Market Funds	1,728,407	-	-	1,728,407
Warrant	5,552	-	-	5,552
Total	$ 53,741,358	$ -	$ -	$ 53,741,358
Liabilities**
Securities Sold Short	$ 6,647,028	$ -	$ -	$ 6,647,028
Forward Currency Contracts	-	(1,232,793)	-	(1,232,793)
Total	$ 6,647,028	$ (1,232,793)	$ -	$ 5,414,235

Balter Invenomic Fund
Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$ 24,665,719	$ -	$ -	$ 24,665,719
Call Options Purchased	28,700	-	-	28,700
Money Market Funds	2,268,304	-	-	2,268,304
Total	$ 26,962,723	$ -	$ -	$ 26,962,723
Liabilities**
Call Options Written	$ 35,700	$ -	$ -	$ 35,700
Securities Sold Short	17,112,593	-	-	17,112,593
Total	$ 17,148,293	$ -	$ -	$ 17,148,293

Balter L/S Small Cap Equity Fund
Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$ 123,584,714	$ -	$ -	$ 123,584,714
Call Options Purchased	234,140	-	-	234,140
Put Options Purchased	81,090	-	-	81,090
Money Market Funds	30,040,057	-	-	30,040,057
Rights	-	51,393	-	51,393
Total	$ 153,940,001	$ 51,393	$ -	$ 153,991,394
Liabilities**
Call Options Written	$ 68,962	$ -	$ -	$ 68,962
Put Options Written	7,620	-	-	7,620
Securities Sold Short	44,268,683	-	-	44,268,683
Total	$ 44,345,265	$ -	$ -	$ 44,345,265
The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Consolidated Portfolio of Investments for industry classification.
** Refer to the Portfolio of Investments for industry classification.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2017

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Futures Contracts – The funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2017

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balter Discretionary Global Macro Fund are consolidated and include the accounts of Balter Discretionary Global Macro Offshore Ltd. a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiary derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Balter. Significant intercompany accounts and transactions have been eliminated in consolidation of the Fund. The accompanying financial statements reflect the financial positions of the Fund and the results of operations on a consolidated basis with the Subsidiary. The Fund may invest up to 25% of its total assets at the end of each fiscal quarter in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objective and policies.

A summary of the Balter Discretionary Global Macro Fund's Investment in the CFC is as follows:

		CFC Net Assets at	% of the Fund's Total Net
	Inception Date of SPC	July 31, 2017	Assets at July 31, 2017
Balter Discretionary Global Macro Offshore Ltd.	6/5/2015	$ 3,730,731	3.71%

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

The following tables are summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Funds as of July 31, 2017 categorized by risk exposure.

Balter Discretionary Global Macro Fund
Unrealized appreciation/(depreciation) on derivatives
	Currency	Equity	Interest Rate Contracts	Total Value at July 31, 2017
Futures	$ -	$ -	$ 259,212	$ 259,212
Purchased Options	-	(95,703)	-	(95,703)
Forward Currency Contracts	(220,766)	-	-	(220,766)
Written Options	-	78,404	34,013	112,417
Total	$ (220,766)	$ (17,299)	$ 293,225	$ 55,160

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2017

Balter European L/S Small Cap Fund
Unrealized appreciation/(depreciation) on derivatives
	Currency	Total Value at July 31, 2017
Forward Currency Contracts	$ (1,232,793)	$ (1,232,793)
Total	$ (1,232,793)	$ (1,232,793)

Balter Invenomic Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at July 31, 2017
Purchased Options	$ (563)	$ (563)
Written Options	(6,206)	(6,206)
Total	$ (6,769)	$ (6,769)

Balter L/S Small Cap Equity Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at July 31, 2017
Purchased Options	$ 32,333	$ 32,333
Written Options	7,392	7,392
Total	$ 39,725	$ 39,725

Transactions in option contracts written during the period ended July 31, 2017 we as follows:

Balter Discretionary Global Macro Fund
	Contracts	Premiums Received
Outstanding at the beginning of the period	54,927,365	$ 753,625
Options Written	7,257,726,288	4,279,358
Options Closed	(3,025,001,948)	(2,993,254)
Options Exercised	(163)	(50,422)
Options Expired	(4,287,651,294)	(1,772,191)
Outstanding at the end of the period	248	$ 217,116

Balter Invenomic Fund
	Contracts	Premiums Received
Outstanding at the beginning of the period	-	$ -
Options Written	60	41,906
Options Closed	-	-
Options Exercised	-	-
Options Expired	-	-
Outstanding at the end of the period	60	$ 41,906

Balter L/S Small Cap Equity Fund
	Contracts	Premiums Received
Outstanding at the beginning of the period	-	$ -
Options Written	7,675	346,325
Options Closed	(193)	(15,518)
Options Exercised	(1,025)	(66,853)
Options Expired	(5,019)	(194,764)
Outstanding at the end of the period	1,438	$ 69,190

The notional value of the derivative instruments outstanding as of July 31, 2017 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/27/17

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 9/27/17